Common and preferred shares and other equity instruments - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions										12 Months Ended
	Nov. 05, 2024 USD ($)	Sep. 06, 2024 CAD ($) $ / shares shares	Jun. 25, 2024 CAD ($)	Mar. 12, 2024 CAD ($)	Jan. 31, 2023	Sep. 16, 2022 CAD ($)	Jan. 18, 2018 CAD ($) $ / shares shares	Mar. 11, 2015 CAD ($) $ / shares shares	Dec. 16, 2014 CAD ($) $ / shares shares	Oct. 31, 2024 CAD ($) $ / shares shares	Oct. 31, 2019	Mar. 12, 2024 $ / shares shares	Oct. 31, 2023 shares	Oct. 31, 2022	Sep. 16, 2022 $ / shares shares	Jul. 15, 2022 CAD ($)	Sep. 14, 2021 CAD ($)	Oct. 31, 2020	Sep. 16, 2020 CAD ($)
Disclosure of objectives, policies and processes for managing capital [line items]
Notional amount										$ 8,352,624
6.987% Limited Recourse Capital Notes Series 4 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notes, maturity date			July 28, 2084
Borrowings interest rate			6.987%
Borrowings, interest rate basis			per annum (paid semi-annually)
Notional amount			$ 500
6.950% Limited Recourse Capital Notes Series 5 [Member] | Limited Recourse Capital Notes Series [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notes, maturity date	January 28, 2085
Borrowings interest rate	6.95%
Borrowings, interest rate basis	per annum (paid quarterly)
Notional amount	$ 500
Fixed interest rate [member] | 4.375% Limited Recourse Capital Notes Series One [member] | October 28, 2080 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share conversion basis										Subject to regulatory approval, we may redeem the LRCN Series 1 Notes, in whole or in part, every five years during the period from September 28 to and including October 28, commencing in 2025, at par.
Principal amount																			$ 750
Notes, maturity date										October 28, 2080
Borrowings interest rate										4.375%
Fixed interest rate [member] | 4.375% Limited Recourse Capital Notes Series One [member] | October 28, 2080 [member] | Government of Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notes, maturity date										October 28, 2025
Borrowings interest rate										4.00%
Fixed interest rate [member] | 4.000% Limited Recourse Capital Notes Series Two [Member] | January 28, 2082 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Principal amount																	$ 750
Notes, maturity date										January 28, 2082
Fixed interest rate [member] | 4.000% Limited Recourse Capital Notes Series Two [Member] | January 28, 2082 [member] | Government of Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notes, maturity date										January 28, 2027
Borrowings interest rate																	4.00%	3.102%
Fixed interest rate [member] | 7.150% Limited Recourse Capital Notes Series 3 [member] | July 28, 2082 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Principal amount																$ 800
Notes, maturity date										July 28, 2082
Borrowings interest rate													4.00%	7.15%
Borrowings adjustment to interest payable basis										Starting on July 28, 2027, and every five years thereafter until July 28, 2077, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 4.000% per annum.
Fixed interest rate [member] | 7.150% Limited Recourse Capital Notes Series 3 [member] | July 28, 2082 [member] | Government of Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notes, maturity date										July 28, 2027
Floating interest rate [member] | 6.987% Limited Recourse Capital Notes Series 4 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, interest rate basis			Starting on July 28, 2029, and every five years thereafter until July 28, 2079, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 3.70% per annum.
Floating interest rate [member] | 6.950% Limited Recourse Capital Notes Series 5 [Member] | Limited Recourse Capital Notes Series [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, interest rate basis	Starting on January 28, 2030, and every five years thereafter until January 28, 2080, the interest rate will be reset to the then current five-year U.S. Treasury Rate plus 2.833% per annum.
Stock option plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue | shares										22,773,705			25,367,456
Shareholder investment plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue | shares										33,960,700			44,946,857
Employee share purchase plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue | shares										3,731,131			6,357,857
Conversion option [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue | shares										6,318,544,500			5,825,898,000
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Explanation of fact that shares have no par value											CIBC’s authorized capital consists of an unlimited number of common shares, without nominal or par value.
Common shares [member] | XTSE [Member] | Normal Course Issuer Bid [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Stock repurchased and cancelled during the period value		$ 419
Shares repurchased and cancelled average price per share | $ / shares		$ 83.75
Stock repurchased and cancelled during the period shares | shares		5,000,000
Last date for the completion of share repurchase		Sep. 09, 2025
Stock repurchase eligible subject to purchase of common shares threshold minimum | shares		20,000,000
Non cumulative Series 47 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value | $ / shares							$ 25
Number of shares issued | shares							18,000,000
Gross proceeds from shares issued							$ 450
Dividend rate					5.878%
Dividend in addition to Government of Canada bond yield							2.45%
Share conversion basis							Holders of the Series 47 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 48 (NVCC) (Series 48 shares), subject to certain conditions, on January 31, 2023 and on January 31 every five years thereafter.
Dividend in addition to 3-month Government of Canada Treasury Bill yield							2.45%
Redemption date							Jan. 31, 2028
Non cumulative Series 45 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share conversion basis										Subject to regulatory approval, we may redeem the LRCN Series 3 Notes, in whole or in part, every five years during the period from June 28 to and including July 28, commencing on June 28, 2027, at par.
Non cumulative Series 43 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value | $ / shares								$ 25
Number of shares issued | shares								12,000,000
Gross proceeds from shares issued								$ 300
Dividend in addition to Government of Canada bond yield								2.79%
Share conversion basis								Holders of the Series 43 shares had the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 44 (NVCC) (Series 44 shares), subject to certain conditions, on July 31, 2020. As the conditions for conversion were not met, no Series 44 shares were issued, and all of the Series 43 shares remain outstanding. Holders of the Series 43 shares will have the right to convert their shares on a one-for-one basis into Series 44 shares, subject to certain conditions, on July 31, 2025 and on July 31 every five years thereafter.
Dividend in addition to 3-month Government of Canada Treasury Bill yield								2.79%
Non cumulative Series 43 class A preferred shares [member] | Restatement [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate								3.143%
Non cumulative Series 41 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value | $ / shares									$ 25
Number of shares issued | shares									12,000,000
Gross proceeds from shares issued									$ 300
Dividend in addition to Government of Canada bond yield									2.24%
Share conversion basis									Holders of the Series 41 shares had the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 42 (NVCC) (Series 42 shares), subject to certain conditions, on January 31, 2020. As the conditions for conversion were not met, no Series 42 shares were issued, and all of the Series 41 shares remain outstanding. Holders of the Series 41 shares will have the right to convert their shares on a one-for-one basis into Series 42 shares, subject to certain conditions, on January 31, 2025 and on January 31 every five years thereafter.
Dividend in addition to 3-month Government of Canada Treasury Bill yield									2.24%
Non cumulative Series 41 class A preferred shares [member] | Restatement [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate									3.909%
NVCC [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Conversion of shares, minimum price | $ / shares										$ 2.5
Preference shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Explanation of fact that shares have no par value										CIBC is authorized to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares without nominal or par value
Maximum aggregate consideration for all outstanding shares										$ 10,000
Non cumulative Series 54 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share conversion basis										Subject to regulatory approval, we may redeem the LRCN Series 2 Notes, in whole or in part, every five years during the period from December 28 to and including January 28, commencing on December 28, 2026, at par.
Non cumulative Series 56 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value | $ / shares															$ 1,000
Number of shares issued | shares															600,000
Gross proceeds from shares issued						$ 600
Dividend rate						7.365%
Dividend in addition to Government of Canada bond yield						4.20%
Non cumulative Series 57 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value | $ / shares												$ 1,000
Number of shares issued | shares												500,000
Gross proceeds from shares issued				$ 500
Dividend rate				7.337%
Dividend in addition to Government of Canada bond yield				3.90%